PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PREPAID EXPENSES AND OTHER ASSETS
Prepaid expenses	$ 7,140		$ 20,041
Prepaid insurance	269,262	$ 190,849	125,043
Deposits on rental agreements	119,660	276,500	308,492
Retainers for professional services	23,000	5,593	324,062
Other prepaid expenses and other assets	210,980	118,294	24,728
Prepaid expenses and other assets	$ 630,042	$ 591,236	$ 802,366